Document And Entity Information	Dec. 22, 2020
Document Information [Line Items]
Entity, Registrant Name	INPHI CORPORATION
Document, Type	8-K
Document, Period End Date	Dec. 22, 2020
Entity, File Number	001-34942
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	77-0557980
Entity, Address, Address Line One	110 Rio Robles
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	217-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPHI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001160958